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TLEMF-Q3PH

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Schedule of Investments
(unaudited)
Templeton Emerging Markets Fund 2
Notes to Schedule of Investments 6

Templeton Emerging Markets Fund
Schedule of Investments (unaudited), May 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 96.3%
Brazil 2.7%
Hypera SA ..................... Pharmaceuticals 332,771 $ 1,445,325
TOTVS SA ..................... Software 266,080 1,744,311
Vale SA ........................ Metals & Mining 364,755 5,988,445
XP, Inc., A ...................... Capital Markets 73,054 1,217,810
10,395,891
Chile 0.9%
a
Banco Santander Chile, ADR ....... Banks 103,137 3,293,164
China 18.9%
Alibaba Group Holding Ltd. ......... Broadline Retail 427,033 6,620,788
b
Baidu, Inc., A .................... Interactive Media & Services 170,283 2,879,369
c
Budweiser Brewing Co. APAC Ltd.,
144A, Reg S .................. Beverages 2,786,896 2,483,530
BYD Co. Ltd., H ................. Automobiles 879,277 10,235,379
China Merchants Bank Co. Ltd., A .... Banks 1,023,518 5,749,948
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,048,088 666,025
a,b
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 27,784 462,326
c
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 732,186 413,770
a
Haier Smart Home Co. Ltd., D ....... Household Durables 710,943 1,544,881
Henan Pinggao Electric Co. Ltd., A ... Electrical Equipment 1,171,695 3,676,289
b,c
Innovent Biologics, Inc., 144A, Reg S . Biotechnology 3,144 33,384
JD.com, Inc., A .................. Broadline Retail 48,309 696,412
c
Kuaishou Technology, 144A, Reg S ... Interactive Media & Services 229,899 1,339,993
NARI Technology Co. Ltd., A ........ Electrical Equipment 939,500 3,456,245
NetEase, Inc. ................... Entertainment 142,826 3,501,876
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 408,660 3,129,984
Prosus NV ..................... Broadline Retail 215,895 9,818,811
Tencent Holdings Ltd. ............. Interactive Media & Services 112,810 6,129,150
b
Trip.com Group Ltd. .............. Hotels, Restaurants & Leisure 40,268 1,897,227
Uni-President China Holdings Ltd. .... Food Products 1,402,258 1,406,391
Weichai Power Co. Ltd., H ......... Machinery 491,883 2,613,024
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 153,513 261,356
b,c
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 1,175,078 5,025,913
74,042,071
Hong Kong 1.5%
Techtronic Industries Co. Ltd. ....... Machinery 379,931 5,640,304
Hungary 0.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 82,782 3,502,976
India 7.1%
ACC Ltd. ....................... Construction Materials 52,724 776,351
Asahi India Glass Ltd. ............. Automobile Components 3,805 36,151
b
Ather Energy Ltd. ................ Automobiles 74,262 753,161
Bajaj Holdings & Investment Ltd. ..... Financial Services 20,298 2,213,541
Brigade Enterprises Ltd. ........... Real Estate Management & Development 92,196 632,963
a
Dr. Reddy's Laboratories Ltd., ADR ... Pharmaceuticals 70,691 963,518
b
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 772,027 2,034,669
Federal Bank Ltd. ................ Banks 162,267 493,256
HDFC Bank Ltd. ................. Banks 648,327 5,082,228
b
Hemisphere Properties India Ltd. .... Real Estate Management & Development 38,214 56,188
ICICI Bank Ltd. .................. Banks 587,231 7,762,752
Infosys Ltd. ..................... IT Services 124,036 1,518,686

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a,b
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 21,465 $ 1,003,274
b
Niva Bupa Health Insurance Co. Ltd. .. Insurance 1,238,919 1,088,719
b,c
Pine Labs Ltd., 144A, Reg S ........ Financial Services 1,137,371 1,729,311
b
ReNew Energy Global plc, A ........ Independent Power and Renewable Electricity
Producers 272,530 1,741,467
27,886,235
Indonesia 0.2%
Astra International Tbk. PT ......... Industrial Conglomerates 2,892,397 809,288
Italy 0.1%
a,b,c
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 13,187 182,798
Mexico 1.7%
Grupo Financiero Banorte SAB de CV,
O ........................... Banks 640,644 6,680,627
Peru 0.3%
Intercorp Financial Services, Inc. ..... Banks 26,105 1,291,675
Philippines 0.3%
BDO Unibank, Inc. ............... Banks 674,535 1,248,122
Russia 0.0%
b,d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 86,387 —
b,d
Sberbank of Russia PJSC .......... Banks 1,014,728 —
—
South Africa 2.6%
Discovery Ltd. ................... Insurance 296,782 5,094,437
Harmony Gold Mining Co. Ltd. ...... Metals & Mining 130,974 2,395,980
Netcare Ltd. .................... Health Care Providers & Services 2,497,907 2,723,589
10,214,006
South Korea 30.0%
a,b,c
Delivery Hero SE, 144A, Reg S ...... Hotels, Restaurants & Leisure 69,404 2,973,137
Doosan Bobcat, Inc. .............. Machinery 65,519 2,802,934
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 2,939 956,782
Hyundai Motor Co. ............... Automobiles 15,090 7,219,788
KakaoBank Corp. ................ Banks 160,455 2,387,462
KT Skylife Co. Ltd. ............... Media 45,931 135,006
LG Corp. ....................... Industrial Conglomerates 82,295 8,011,470
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 37,539 928,235
NAVER Corp. ................... Interactive Media & Services 22,863 3,543,497
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 184,345 38,674,410
Samsung Life Insurance Co. Ltd. ..... Insurance 16,469 4,254,965
b
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 1,583 723,041
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 28,673 44,644,090
117,254,817
Taiwan 26.0%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 911,795 8,346,389
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 866,812 6,402,713
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 122,125 16,603,090
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 863,779 63,993,357

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 385,882 $ 6,298,019
101,643,568
Thailand 1.0%
Kasikornbank PCL ............... Banks 186,034 1,148,958
Minor International PCL ............ Hotels, Restaurants & Leisure 2,057,149 1,420,225
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,027,937 688,408
Thai Beverage PCL ............... Beverages 1,870,265 659,222
3,916,813
Turkiye 0.1%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 56,870 456,799
United Arab Emirates 0.5%
Emaar Development PJSC ......... Real Estate Management & Development 249,481 988,780
Emirates Central Cooling Systems Corp. Water Utilities 1,651,503 718,094
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,317,451 413,288
2,120,162
United States 1.5%
a
Cognizant Technology Solutions Corp.,
A ........................... IT Services 54,532 3,040,432
Genpact Ltd. .................... Professional Services 88,035 2,900,753
5,941,185
Total Common Stocks (Cost $170,930,763) .....................................
376,520,501
a
Preferred Stocks 4.2%
Brazil 4.2%
Banco Bradesco SA, ADR .......... Banks 1,347,488 4,702,733
e
Itau Unibanco Holding SA, ADR, 3.72% Banks 784,435 6,181,348
e
Petroleo Brasileiro SA - Petrobras,
1.94% ....................... Oil, Gas & Consumable Fuels 664,660 5,533,838
16,417,919
Total Preferred Stocks (Cost $11,039,640) ......................................
16,417,919
Total Long Term Investments (Cost $181,970,403) ...............................
392,938,420
Short Term Investments 2.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.1%
United States 2.1%
f,g
Franklin Institutional U.S. Government
Money Market Fund, 3.579% ...... 8,453,755 8,453,755
Total Money Market Funds (Cost $8,453,755) ...................................
8,453,755

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.5%
Money Market Funds 0.5%
f,g
Franklin Institutional U.S. Government
Money Market Fund, 3.579% ...... 1,828,735 $ 1,828,735
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$1,828,735) .................................................................
1,828,735
a a a a a
Total Short Term Investments (Cost $10,282,490 ) ................................
10,282,490
a a a
Total Investments (Cost $192,252,893) 103.1% ..................................
$403,220,910
Credit Facility (2.6)% .........................................................
(10,000,000)
Other Assets, less Liabilities (0.5)% ...........................................
(2,322,800)
Net Assets 100.0% ...........................................................
$390,898,110
a a a
a
A portion or all of the security is on loan at May 31, 2026.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $14,181,836, representing 3.6% of net assets.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.579% ............ $9,670,973 $47,877,434 $(49,094,652) $— $— $8,453,755 8,453,755 $209,582
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.579% ............ $1,204,122 $3,607,500 $(2,982,887) $— $— $1,828,735 1,828,735 $13,792
Total Affiliated Securities ... $10,875,095 $51,484,934 $(52,077,539) $— $— $10,282,490 $223,374
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ $ 10,395,891 $ — $ — $ 10,395,891
Chile ................................ 3,293,164 — — 3,293,164
China ............................... 3,413,598 70,628,473 — 74,042,071
Hong Kong ........................... — 5,640,304 — 5,640,304
Hungary ............................. 3,502,976 — — 3,502,976
India ................................ 3,744,410 24,141,825 — 27,886,235
Indonesia ............................ 809,288 — — 809,288
Italy ................................. — 182,798 — 182,798
Mexico .............................. 6,680,627 — — 6,680,627
Peru ................................ 1,291,675 — — 1,291,675
Philippines ............................ — 1,248,122 — 1,248,122
Russia ............................... — — —
b,c
—
South Africa ........................... 7,818,026 2,395,980 — 10,214,006
South Korea .......................... — 117,254,817 — 117,254,817
Taiwan ............................... — 101,643,568 — 101,643,568
Thailand ............................. 1,148,958 2,767,855 — 3,916,813
Turkiye .............................. — 456,799 — 456,799
United Arab Emirates .................... — 2,120,162 — 2,120,162
United States .......................... 5,941,185 — — 5,941,185
Preferred Stocks ........................ 16,417,919 — — 16,417,919
Short Term Investments ................... 10,282,490 — — 10,282,490
Total Investments in Securities ........... $74,740,207 $328,480,703
d
$— $403,220,910
a
For detailed categories, see the accompanying Schedule of Investments.
b
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at May 31, 2026.
c
Includes financial instruments determined to have no value.
d
Includes foreign securities valued at $328,480,703, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.